Subsequent Events (Details) $ in Millions	1 Months Ended			6 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($) employee	Feb. 28, 2025 item	Jan. 31, 2025 USD ($)	Jun. 30, 2025 employee	Dec. 31, 2024 employee
Employee Severance
Subsequent Event [Line Items]
Reduction in workforce, number of employees | employee					62
Reduction in workforce (as a percent)					58.00%
Employee Severance | 2025 Cash Preservation Plan
Subsequent Event [Line Items]
Reduction in workforce, number of employees | employee				37
Reduction in workforce (as a percent)				84.00%
Moderna | Collaboration and License Agreement
Subsequent Event [Line Items]
Number of oncology research targets, nominated		10
Number of research targets, replacement nominations		4
Number of oncology research targets, ceased development		2
Number of autoimmune research targets, ceased development		2
Number of oncology research targets		12
Subsequent Event | Employee Severance | 2025 Cash Preservation Plan
Subsequent Event [Line Items]
Reduction in workforce, number of employees | employee	37
Reduction in workforce (as a percent)	84.00%
Expected cost with the reduction in workforce | $	$ 3.8
Subsequent Event | Moderna
Subsequent Event [Line Items]
Proceeds from collection of collaboration receivable | $			$ 2.9
Subsequent Event | Moderna | Collaboration and License Agreement
Subsequent Event [Line Items]
Number of oncology research targets, nominated		10
Number of research targets, replacement nominations		4
Number of oncology research targets, ceased development		2
Number of autoimmune research targets, ceased development		2
Number of oncology research targets		12